Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 5,745	$ 6,093	$ 5,583
Future amortization expense next twelve months	5,730
Future amortization expense year two	5,611
Future amortization expense year three	1,399
Future amortization expense year four	22
Future amortization expense year five	22
Future amortization expense thereafter	9
Impairment of finite lived intangible assets	$ 0	$ 0	$ 0